Summary of Significant Accounting Policies - Schedule of Net Revenues (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Net Revenues [Line Items]
Net revenues	$ 407,931	¥ 2,778,378	¥ 8,283,373
Product sales revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues		2,430,928	7,931,032
Service revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues		¥ 347,450	¥ 352,341